Loans Payable to Stockholders (Details Textual) (USD $)	1 Months Ended							6 Months Ended	9 Months Ended	12 Months Ended												12 Months Ended		9 Months Ended	1 Months Ended
	Aug. 06, 2013	Jul. 23, 2013	Mar. 22, 2013	Nov. 30, 2012	Sep. 30, 2012	Apr. 30, 2012	Dec. 31, 2011	Dec. 31, 2001	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Jan. 11, 2013	Dec. 31, 2012 Private Placement [Member]	Sep. 30, 2013 Subsequent Event [Member]	Sep. 30, 2013 Placement Agent [Member] Subsequent Event [Member]	Jan. 03, 2013 One Board Member and His Spouse [Member]	Aug. 06, 2013 Summit Agreement [Member]
Loans payable to shareholders				$ 915,000	$ 593,216	$ 640,000	$ 750,000		$ 620,000	$ 2,898,216	$ 750,000														$ 125,000
Debt Instrument, Interest Rate, Basis for Effective Rate				The Notes accrue simple interest at a rate of 10% per annum and are due and payable 60 days from the date of issue.	The notes accrue simple interest at a rate of 10% per annum and were due and payable 60 days from the date of issue.	The notes accrue simple interest at a rate of 10% per annum and were due and payable 90 days from the date of issue.	The notes accrue simple interest at a rate of 10% per annum and were due and payable 180 days from the date of issue.			The notes accrue simple interest at a rate of 10% per annum and were due and payable 60 to 180 days from the date of issue.	The notes accrue simple interest at a rate of 10% per annum and were due and payable 60 to 180 days from the date of issue.
Price Per Share for Notes to Be Converted into Common Shares (in dollars per share)				$ 2.00	$ 2.00	$ 2.00	$ 2.00			$ 2.00	$ 2.00
Change In Maturity Days By Note Holders					On November 30, 2012, the board members signed addendums to the notes agreeing to extend the maturity date by an additional 90 days to February 22, 2013.	In June and July of 2012, the note holders signed addendums to the notes agreeing to extend the maturity date by 90 days to October 13, 2012. On October 31, 2012, the note holders signed addendums to the notes agreeing to extend the maturity date by an additional 90 days to January 11, 2012.	On June 15, 2012, the board members signed addendums to the notes agreeing to extend the maturity date by 90 days to September 15, 2012. On September 25, 2012, the board members signed addendums to the notes agreeing to extend the maturity date by an additional 90 days to December 14, 2012.			At the option of the holders, the notes, including the principal and accrued interest, were convertible into common stock of the Company at $2.00 per share. The noteholders signed multiple addendums to the notes agreeing to extend the maturity date. On March 22, 2013, the Company and the noteholders amended the notes to extend the maturity date to May 31, 2013 and reduce the conversion price to $0.50 per share.	At the option of the holders, the notes, including the principal and accrued interest, were convertible into common stock of the Company at $2.00 per share. The noteholders signed multiple addendums to the notes agreeing to extend the maturity date. On March 22, 2013, the Company and the noteholders amended the notes to extend the maturity date to May 31, 2013 and reduce the conversion price to $0.50 per share.														At the option of the holder, the note, including the principal and accrued interest, was convertible into common stock of the Company at $0.50 per share. On May 1, 2013, the Company and El Coronado Holdings, LLC extended the maturity date by 60 days to May 31, 2013.
Debt Instrument, Convertible, Conversion Price			$ 0.50																						$ 0.50
Debt Instrument Extended Maturity Date			May 31, 2013							May 31, 2013	May 31, 2013														May 31, 2013
Advance From Stockholder																					100,000
Debt Instrument, Debt Default, Amount	20,000
Maximum Loan Amount Agreed	600,000
Debt Instrument, Term	5 years									5 years	5 years
Warrants Issued to Purchase of Common Stock, Shares	250,000																							1,052,483
Warrants Issued to Purchase of Common Stock, Value	150,000	150,000
Warrant Exercise Price Per Share	$ 1.10
Maximum Number of Shares Purchased	1,000,000
Borrowed Funds	150,000
Debt Conversion, Converted Instrument, Shares Issued		200,000
Shares Issued, Price Per Share		$ 0.50
Percentage of Earned Cash Commissions on Placement Offering										75.00%	75.00%											8.00%		10.00%	75.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights	1.10	1.10					1.10			1.10	1.10												1.36		1.10	1.10
Development Stage Entities, Stock Issued, Value, Issued for Cash	$ 600,000							$ 60,000	$ 4,830,775	$ 5,332,765	$ 1,722,000	$ 5,325,614	$ 2,717,450	$ 3,198,751	$ 2,520,937	$ 2,933,000	$ 517,000	$ 275,000	$ 275,000	$ 375,000
Class of Warrant or Right, Outstanding																										1,000,000
Percentage Of Earned Cash Commissions On Investor Offering																								2.00%